TRANSACTIONS WITH RELATED PARTIES (Transactions with TAT Industries) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Buildings [Member] sqft	Dec. 31, 2010 Buildings [Member]	Dec. 31, 2013 Manufacturing, Office and Storage Space [Member] sqft
Related Party Transaction [Line Items]
Management fees	$ 29	$ 50	$ 50
Lease expenses	$ 424	$ 416	$ 408		$ 400
Area of property leased				344,000		90,000
Length of lease contract				24 years 11 months
Annual incremental increase in lease payment				2.00%	2.00%